Acquisitions (Additional Information) (Details) - USD ($)				6 Months Ended
	Jun. 14, 2022	May 31, 2022	May 12, 2022	Jun. 30, 2023	Dec. 31, 2022	Mar. 18, 2019
Business Acquisition [Line Items]
Accrued Royalty Payables				$ 27,000
Sorrento [Member]
Business Acquisition [Line Items]
Debt Instrument, Face Amount						$ 16,500,000
Patents [Member] | Sorrento [Member]
Business Acquisition [Line Items]
Payment upon the achievement of net sales		$ 20,000,000	$ 20,000,000
Amount due for New Drug Application		$ 3,000,000	3,000,000
2022 Promissory Note [Member] | Sorrento [Member]
Business Acquisition [Line Items]
Debt Instrument, Face Amount			5,000,000
Notes Payable			$ 4,100,000
Subordinated Borrowing, Interest Rate			2.66%
License Agreement
Business Acquisition [Line Items]
Development milestones payment was recognized under other long-term liabilities				200,000	$ 200,000
License Agreement | Romeg License Agreement [Member]
Business Acquisition [Line Items]
Up-front license fee	$ 2,000,000
Payment upon the achievement of net sales	13,000,000
Payments for royalties	7,100,000
Intangible asset	5,700,000
Deferred consideration	$ 3,700,000				3,700,000
Contingent consideration, liability				$ 0	$ 0
Intangible asset useful life	15 years